FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record

Proxy Voting Summary Report

Nuveen Dividend Advantage Municipal Fund

July 1, 2009 to June 30, 2010

Company    BlackRock MuniHoldings Fund

Ticker	MHD	Security ID	09253N104
Meeting Date	8/26/2009	Meeting Type	Annual

Agenda Item #	Agenda Item	Proponent	Mgmt Rec	Vote Cast
1.1	Elect Director/Trustee Richard E. Cavanagh	Mgmt	For	Did Not Vote
1.2	Elect Director/Trustee Karen P. Robards	Mgmt	For	Did Not Vote
1.3	Elect Director/Trustee G. Nicholas Beckwith, III	Mgmt	For	Did Not Vote
1.4	Elect Director/Trustee Kent Dixon	Mgmt	For	Did Not Vote
1.5	Elect Director/Trustee Frank J. Fabozzi	Mgmt	For	Did Not Vote
1.6	Elect Director/Trustee Kathleen F. Feldstein	Mgmt	For	Did Not Vote
1.7	Elect Director/Trustee James T. Flynn	Mgmt	For	Did Not Vote
1.8	Elect Director/Trustee Jerrold B. Harris	Mgmt	For	Did Not Vote
1.9	Elect Director/Trustee R. Glenn Hubbard	Mgmt	For	Did Not Vote
1.10	Elect Director/Trustee W. Carl Kester	Mgmt	For	Did Not Vote
1.11	Elect Director/Trustee Richard S. Davis	Mgmt	For	Did Not Vote
1.12	Elect Director/Trustee Henry Gabbay	Mgmt	For	Did Not Vote

Company    Morgan Stanley Quality Municipal Income Trust

Ticker	IQI	Security ID	61745P734
Meeting Date	10/23/2009	Meeting Type	Annual

Agenda Item #	Agenda Item	Proponent	Mgmt Rec	Vote Cast
1.1	Elect Trustee Kathleen A. Dennis	Mgmt	For	For
1.2	Elect Trustee Joseph J. Kearns	Mgmt	For	For
1.3	Elect Trustee Fergus Reid	Mgmt	For	For

Company    Morgan Stanley Quality Municipal Income Trust

Ticker	IQI	Security ID	61745P734
Meeting Date	5/11/2010	Meeting Type	Special

Agenda Item #	Agenda Item	Proponent	Mgmt Rec	Vote Cast
1.1	Elect Director David C. Arch	Mgmt	For	For
1.2	Elect Director Bob R. Baker	Mgmt	For	For
1.3	Elect Director Frank S. Bayley	Mgmt	For	For
1.4	Elect Director James T. Bunch	Mgmt	For	For
1.5	Elect Director Bruce L. Crockett	Mgmt	For	For
1.6	Elect Director Rod Dammeyer	Mgmt	For	For
1.7	Elect Director Albert R. Dowden	Mgmt	For	For
1.8	Elect Director Jack M. Fields	Mgmt	For	For
1.9	Elect Director Martin L. Flanagan	Mgmt	For	Withhold
1.10	Elect Director Carl Frischling	Mgmt	For	For
1.11	Elect Director Prema Mathai-Davis	Mgmt	For	For
1.12	Elect Director Lewis F. Pennock	Mgmt	For	For
1.13	Elect Director Larry Soll	Mgmt	For	For
1.14	Elect Director Hugo F. Sonnenschein	Mgmt	For	For
1.15	Elect Director Raymond Stickel, Jr.	Mgmt	For	For
1.16	Elect Director Philip A. Taylor	Mgmt	For	Withhold
1.17	Elect Director Wayne W. Whalen	Mgmt	For	For
2	Approve Investment Advisory Agreement	Mgmt	For	For
3	Approve Subadvisory Agreement	Mgmt	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2010